Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposures Gross of Impairment Allowances (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 140,115,960	$ 1,867,184,144
Percentage of maximum expose to credit risk	100.00%	100.00%
Local government securities and Central Bank of Argentina Bills and Notes [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 129,130,464	$ 1,862,988,325
Percentage of maximum expose to credit risk	92.16%	99.78%
Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 10,320,213	$ 3,235,550
Percentage of maximum expose to credit risk	7.37%	0.17%
Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 665,139	$ 960,269
Percentage of maximum expose to credit risk	0.47%	0.05%
Other private securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 144
Percentage of maximum expose to credit risk	0.00%
Impairments Stage 1 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 140,115,816	$ 1,867,184,144
Percentage of maximum expose to credit risk	100.00%	100.00%
Impairments Stage 1 [member] | Local government securities and Central Bank of Argentina Bills and Notes [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 129,130,464	$ 1,862,988,325
Impairments Stage 1 [member] | Corporate Bonds [Member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	10,320,213	3,235,550
Impairments Stage 1 [member] | Financial Trust [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	665,139	$ 960,269
Impairments Stage 3 [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	144
Impairments Stage 3 [member] | Other private securities [member]
Disclosure Of Impairment Loss Allowances Against Loans Of Other Debt [Line Items]
Maximum exposure to credit risk	$ 144